Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 12.2%
DataBank Issuer
Series 2021-1A, Class A2,
2.06%, 02/27/2051 (A)	$ 125,000	$ 127,530
Helios Issuer LLC
Series 2020-AA, Class A,
2.98%, 06/20/2047 (A)	232,684	244,124
Loanpal Solar Loan Ltd.
Series 2020-2GF, Class A,
2.75%, 07/20/2047 (A)	212,152	222,671
Series 2021-1GS, Class A,
2.29%, 01/20/2048 (A)	85,287	87,325
Series 2021-2GS, Class A,
2.22%, 03/20/2048 (A)	60,135	61,074
MMAF Equipment Finance LLC
Series 2020-A, Class A5,
1.56%, 10/09/2042 (A)	186,000	188,856
ServiceMaster Funding LLC
Series 2020-1, Class A2II,
3.34%, 01/30/2051 (A)	124,688	131,318
Series 2021-1, Class A2II,
3.11%, 07/30/2051 (A)	120,000	120,000
SoFi Professional Loan Program LLC
Series 2016-C, Class B,
3.35% (B), 05/25/2037 (A)	100,000	101,437
Series 2016-D, Class B,
3.23% (B), 01/25/2039 (A)	100,000	103,523
Series 2017-A, Class A2B,
2.40%, 03/26/2040 (A)	68,001	68,901
Series 2019-C, Class BFX,
3.05%, 11/16/2048 (A)	261,000	266,195
Sunnova Sol II Issuer LLC
Series 2020-2A, Class A,
2.73%, 11/01/2055 (A)	138,258	143,127
Sunnova Sol III Issuer LLC
Series 2021-1, Class A,
2.58%, 04/28/2056 (A)	148,231	150,348
Sunrun Vulcan Issuer LLC
Series 2021-1A, Class A,
2.46%, 01/30/2052 (A)	121,982	123,108
Towd Point Mortgage Trust
Series 2016-2, Class A1A,
2.75% (B), 08/25/2055 (A)	115,439	116,373
Series 2016-3, Class A1,
2.25% (B), 04/25/2056 (A)	41,376	41,512
Series 2018-3, Class A1,
3.75% (B), 05/25/2058 (A)	204,582	215,785
Series 2018-5, Class A1A,
3.25% (B), 07/25/2058 (A)	93,635	95,427
Vantage Data Centers LLC
Series 2020-1A, Class A2,
1.65%, 09/15/2045 (A)	180,000	181,597
Vivint Solar Financing VII LLC
Series 2020-1A, Class A,
2.21%, 07/31/2051 (A)	240,228	244,776

Total Asset-Backed Securities (Cost $3,012,951)		3,035,007

CORPORATE DEBT SECURITIES - 47.4%
Auto Components - 0.4%
BorgWarner, Inc.
4.38%, 03/15/2045	90,000	105,961

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks - 10.3%
Bank of America Corp.
Fixed until 10/22/2024, 2.46% (B), 10/22/2025 (C)	$ 440,000	$ 461,026
BNP Paribas SA
4.38%, 09/28/2025 (A)	200,000	222,228
Citigroup, Inc.
Fixed until 05/15/2023, 1.68% (B), 05/15/2024	220,000	224,560
Huntington National Bank
3.55%, 10/06/2023 (C)	250,000	266,261
Intesa Sanpaolo SpA
4.20%, 06/01/2032 (A)	200,000	205,686
Natwest Group PLC
Fixed until 05/22/2023, 2.36% (B), 05/22/2024	200,000	205,813
PNC Bank NA
4.05%, 07/26/2028	250,000	291,446
Standard Chartered PLC
Fixed until 10/14/2022, 1.32% (B), 10/14/2023 (A)	204,000	205,823
UniCredit SpA
Fixed until 06/03/2031, 3.13% (B), 06/03/2032 (A)	200,000	203,798
US Bancorp
3.10%, 04/27/2026	250,000	273,542

		2,560,183

Biotechnology - 0.4%
AbbVie, Inc.
3.20%, 05/14/2026	20,000	21,802
4.05%, 11/21/2039	20,000	23,547
Amgen, Inc.
3.13%, 05/01/2025	40,000	43,056
Gilead Sciences, Inc.
3.65%, 03/01/2026	20,000	22,161

		110,566

Building Products - 0.9%
Carlisle Cos., Inc.
2.75%, 03/01/2030	110,000	115,819
Cornerstone Building Brands, Inc.
6.13%, 01/15/2029 (A)	90,000	95,850

		211,669

Capital Markets - 1.6%
Deutsche Bank AG
1.69%, 03/19/2026	265,000	268,962
Morgan Stanley
Fixed until 10/21/2024, 0.86% (B), 10/21/2025	140,000	140,082

		409,044

Chemicals - 2.0%
Huntsman International LLC
4.50%, 05/01/2029	80,000	92,126
Orbia Advance Corp. SAB de CV
5.88%, 09/17/2044 (D)	200,000	247,130

Transamerica Funds	Page 1

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Chemicals (continued)
PPG Industries, Inc.
2.55%, 06/15/2030	$ 50,000	$ 52,399
Sherwin-Williams Co.
4.50%, 06/01/2047	80,000	101,373

		493,028

Commercial Services & Supplies - 0.3%
Waste Management, Inc.
3.13%, 03/01/2025 (C)	80,000	86,119

Construction Materials - 0.8%
Advanced Drainage Systems, Inc.
5.00%, 09/30/2027 (A)	190,000	198,303

Consumer Finance - 0.7%
American Honda Finance Corp.
2.30%, 09/09/2026	90,000	95,427
Toyota Motor Credit Corp.
3.40%, 04/14/2025	70,000	76,533

		171,960

Containers & Packaging - 0.6%
Cascades, Inc. / Cascades USA, Inc.
5.13%, 01/15/2026 (A)	59,000	62,392
5.38%, 01/15/2028 (A)	88,000	92,620

		155,012

Diversified Financial Services - 1.2%
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (A) (C)	130,000	133,484
USAA Capital Corp.
2.13%, 05/01/2030 (A)	150,000	153,837

		287,321

Diversified Telecommunication Services - 1.8%
Network i2i Ltd.
Fixed until 01/15/2025 (E), 5.65% (B) (D)	200,000	209,750
Verizon Communications, Inc.
3.88%, 02/08/2029	200,000	229,208

		438,958

Electric Utilities - 3.3%
Duke Energy Carolinas LLC
3.95%, 11/15/2028	110,000	127,219
Enel Finance International NV
1.88%, 07/12/2028 (A)	200,000	202,287
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	120,000	134,345
Niagara Mohawk Power Corp.
1.96%, 06/27/2030 (A)	70,000	70,166
Northern States Power Co.
2.60%, 06/01/2051	70,000	69,678
Pattern Energy Operations, LP / Pattern Energy Operations, Inc.
4.50%, 08/15/2028 (A)	91,000	93,931
Southern Power Co.
0.90%, 01/15/2026	130,000	128,854

		826,480

Energy Equipment & Services - 0.9%
Investment Energy Resources Ltd.
6.25%, 04/26/2029 (A) (C)	200,000	218,000

Equity Real Estate Investment Trusts - 4.5%
American Tower Corp.
3.60%, 01/15/2028	80,000	88,744

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Crown Castle International Corp.
2.90%, 04/01/2041	$ 80,000	$ 78,870
3.30%, 07/01/2030	50,000	54,397
Digital Realty Trust, LP
3.70%, 08/15/2027	140,000	157,676
Federal Realty Investment Trust
1.25%, 02/15/2026	84,000	84,320
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 04/15/2025 (A)	197,000	206,988
Healthpeak Properties, Inc.
3.50%, 07/15/2029	90,000	101,236
SBA Tower Trust
3.45%, 03/15/2048 (A)	125,000	127,305
UDR, Inc.
3.10%, 11/01/2034	80,000	85,969
Ventas Realty, LP
3.50%, 02/01/2025	130,000	140,076

		1,125,581

Food & Staples Retailing - 3.0%
Alimentation Couche-Tard, Inc.
3.63%, 05/13/2051 (A)	131,000	141,473
InRetail Consumer
3.25%, 03/22/2028 (A)	200,000	195,426
Kroger Co.
4.50%, 01/15/2029 (C)	150,000	179,222
Sysco Corp.
3.30%, 07/15/2026 - 02/15/2050	210,000	225,513

		741,634

Food Products - 0.9%
Danone SA
2.95%, 11/02/2026 (A)	200,000	215,688

Health Care Equipment & Supplies - 0.7%
Danaher Corp.
3.35%, 09/15/2025	80,000	87,766
Koninklijke Philips NV
6.88%, 03/11/2038	60,000	92,160

		179,926

Household Durables - 0.8%
Century Communities, Inc.
6.75%, 06/01/2027	56,000	59,472
D.R. Horton, Inc.
2.60%, 10/15/2025	70,000	74,028
Meritage Homes Corp.
5.13%, 06/06/2027	66,000	74,184

		207,684

Household Products - 0.7%
Kimberly-Clark Corp.
3.10%, 03/26/2030	80,000	89,302
Procter & Gamble Co.
2.45%, 11/03/2026 (C)	80,000	86,084

		175,386

Independent Power & Renewable Electricity Producers - 0.1%
Clearway Energy Operating LLC
3.75%, 02/15/2031 (A)	30,000	30,000

Interactive Media & Services - 0.2%
Alphabet, Inc.
1.10%, 08/15/2030	40,000	38,307

Transamerica Funds	Page 2

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
IT Services - 0.2%
International Business Machines Corp.
3.30%, 01/27/2027	$ 35,000	$ 38,671

Life Sciences Tools & Services - 0.5%
Thermo Fisher Scientific, Inc.
3.20%, 08/15/2027	120,000	132,411

Machinery - 0.3%
Xylem, Inc.
1.95%, 01/30/2028	80,000	81,544

Metals & Mining - 0.5%
Big River Steel LLC / BRS Finance Corp.
6.63%, 01/31/2029 (A)	112,000	123,060

Multi-Utilities - 1.0%
Consolidated Edison Co. of New York, Inc.
3.35%, 04/01/2030	110,000	123,108
Public Service Co. of Colorado
4.10%, 06/15/2048	110,000	136,252

		259,360

Personal Products - 1.2%
Natura Cosmeticos SA
4.13%, 05/03/2028 (A)	200,000	205,500
Unilever Capital Corp.
2.00%, 07/28/2026	100,000	104,893

		310,393

Pharmaceuticals - 2.9%
AstraZeneca PLC
4.00%, 01/17/2029	60,000	69,667
Bausch Health Cos., Inc.
5.25%, 01/30/2030 (A)	189,000	177,879
Eli Lilly & Co.
2.75%, 06/01/2025	40,000	42,891
GlaxoSmithKline Capital, Inc.
3.63%, 05/15/2025	40,000	44,241
Merck & Co., Inc.
3.70%, 02/10/2045	40,000	47,436
Pfizer, Inc.
4.20%, 09/15/2048	40,000	51,410
Sanofi
3.38%, 06/19/2023	40,000	42,230
Takeda Pharmaceutical Co. Ltd.
5.00%, 11/26/2028	200,000	242,943

		718,697

Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.
3.73%, 12/08/2047	140,000	160,916
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.40%, 05/01/2030 (A)	50,000	55,260

		216,176

Software - 0.6%
Microsoft Corp.
3.30%, 02/06/2027	130,000	145,222

Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.
3.00%, 06/20/2027	130,000	143,486
Dell International LLC / EMC Corp.
6.02%, 06/15/2026	70,000	84,252
6.20%, 07/15/2030	70,000	90,623

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Technology Hardware, Storage & Peripherals (continued)
Hewlett Packard Enterprise Co.
4.90%, 10/15/2025	$ 40,000	$ 45,718

		364,079

Trading Companies & Distributors - 0.4%
Boise Cascade Co.
4.88%, 07/01/2030 (A)	92,000	97,405

Water Utilities - 0.5%
American Water Capital Corp.
3.45%, 06/01/2029	110,000	124,006

Wireless Telecommunication Services - 0.8%
Vmed O2 Financing I PLC
4.75%, 07/15/2031 (A)	200,000	204,274

Total Corporate Debt Securities (Cost $11,827,146)		11,802,108

FOREIGN GOVERNMENT OBLIGATIONS - 1.3%
Colombia - 0.5%
Colombia Government International Bond
7.38%, 09/18/2037	100,000	129,865

Panama - 0.3%
Panama Government International Bond
6.70%, 01/26/2036	53,000	72,392

Republic of South Africa - 0.5%
Republic of South Africa Government International Bond
6.25%, 03/08/2041	100,000	109,988

Total Foreign Government Obligations (Cost $318,900)		312,245

LOAN ASSIGNMENTS - 1.9%
Commercial Services & Supplies - 0.2%
GFL Environmental, Inc.
Term Loan,
3-Month LIBOR + 3.00%, 3.50% (B), 05/30/2025	40,134	40,089

Communications Equipment - 0.8%
Avaya, Inc.
Term Loan B,
1-Month LIBOR + 4.25%, 4.34% (B), 12/15/2027	90,000	90,128
CommScope, Inc.
Term Loan B,
1-Month LIBOR + 3.25%, 3.34% (B), 04/06/2026	109,721	108,761

		198,889

Health Care Providers & Services - 0.6%
AHP Health Partners, Inc.
Term Loan,
1-Month LIBOR + 3.75%, 4.75% (B), 06/30/2025	150,000	150,131

Transamerica Funds	Page 3

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

	Principal	Value
LOAN ASSIGNMENTS (continued)
Machinery - 0.3%
Vertiv Group Corp.
Term Loan B,
1-Month LIBOR + 2.75%, 2.85% (B), 03/02/2027	$ 89,325	$ 88,448

Total Loan Assignments (Cost $477,779)		477,557

MORTGAGE-BACKED SECURITIES - 10.0%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class E,
1-Month LIBOR + 2.12%, 2.21% (B), 09/15/2034 (A)	145,000	143,907
BBCMS Trust
Series 2015-MSQ, Class B,
3.89%, 09/15/2032 (A)	200,000	203,791
Benchmark Mortgage Trust
Series 2020-IG3, Class B,
3.29% (B), 09/15/2048 (A)	175,000	185,348
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class D,
1-Month LIBOR + 1.75%, 1.84% (B), 12/15/2037 (A)	115,000	115,286
DOLP Trust
Series 2021-NYC, Class C,
3.53%, 05/10/2041 (A)	250,000	269,688
Eleven Madison Mortgage Trust
Series 2015-11MD, Class A,
3.55% (B), 09/10/2035 (A)	143,000	155,825
Grace Trust
Series 2020-GRCE, Class D,
2.68% (B), 12/10/2040 (A)	250,000	251,081
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2019-OSB, Class A,
3.40%, 06/05/2039 (A)	80,000	88,999
Series 2019-OSB, Class C,
3.75% (B), 06/05/2039 (A)	174,000	191,402
Manhattan West Mortgage Trust
Series 2020-1MW, Class B,
2.34% (B), 09/10/2039 (A)	185,000	191,026
One Bryant Park Trust
Series 2019-OBP, Class A,
2.52%, 09/15/2054 (A)	160,000	168,068
SLG Office Trust
Series 2021-OVA, Class D,
2.85%, 07/15/2041 (A)	130,000	133,072
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (B), 10/25/2059 (A)	202,027	209,362
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (A)	170,000	187,114

Total Mortgage-Backed Securities (Cost $2,463,454)		2,493,969

U.S. GOVERNMENT AGENCY OBLIGATIONS - 17.6%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
3.51%, 03/25/2029	225,000	259,638
3.90%, 04/25/2028	418,000	488,405

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association
0.88%, 08/05/2030	$ 239,000	$ 230,135
Uniform Mortgage-Backed Security
2.00%, TBA (F)	1,100,000	1,121,356
2.50%, TBA (F)	2,180,000	2,272,460

Total U.S. Government Agency Obligations (Cost $4,385,552)		4,371,994

U.S. GOVERNMENT OBLIGATIONS - 8.8%
U.S. Treasury - 8.8%
U.S. Treasury Bond
1.25%, 05/15/2050	1,287,000	1,095,106
1.88%, 02/15/2041	110,000	111,186
U.S. Treasury Note
0.13%, 04/30/2023	800,000	799,500
1.63%, 05/15/2031	190,000	196,739

Total U.S. Government Obligations (Cost $2,402,989)		2,202,531

COMMERCIAL PAPER - 11.0%
Banks - 6.0%
DNB Bank ASA
0.08% (G), 09/07/2021	250,000	249,983
0.12% (G), 08/06/2021	250,000	249,997
National Australia Bank Ltd.
0.12% (G), 08/04/2021	1,000,000	999,989

		1,499,969

Consumer Finance - 4.0%
American Honda Finance Corp.
0.19% (G), 09/16/2021	1,000,000	999,755

Household Products - 1.0%
Procter & Gamble Co.
0.05% (G), 10/19/2021	250,000	249,974

Total Commercial Paper (Cost $2,749,685)		2,749,698

	Shares	Value
OTHER INVESTMENT COMPANY - 2.6%
Securities Lending Collateral - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.05% (G)	651,330	651,330

Total Other Investment Company (Cost $651,330)		651,330

Total Investments (Cost $28,289,786)		28,096,439
Net Other Assets (Liabilities) - (12.8)%		(3,190,696)

Net Assets - 100.0%		$ 24,905,743

Transamerica Funds	Page 4

Transamerica Sustainable Bond

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (H)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Securities	$—	$3,035,007	$—	$3,035,007
Corporate Debt Securities	—	11,802,108	—	11,802,108
Foreign Government Obligations	—	312,245	—	312,245
Loan Assignments	—	477,557	—	477,557
Mortgage-Backed Securities	—	2,493,969	—	2,493,969
U.S. Government Agency Obligations	—	4,371,994	—	4,371,994
U.S. Government Obligations	—	2,202,531	—	2,202,531
Commercial Paper	—	2,749,698	—	2,749,698
Other Investment Company	651,330	—	—	651,330

Total Investments	$651,330	$27,445,109	$—	$28,096,439

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the total value of 144A securities is $9,467,639, representing 38.0% of the Fund’s net assets.
(B)	Floating or variable rate securities. The rates disclosed are as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $814,726, collateralized by cash collateral of $651,330 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $180,930. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2021, the total value of Regulation S securities is $456,880, representing 1.8% of the Fund’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after July 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(G)	Rates disclosed reflect the yields at July 31, 2021.
(H)	There were no transfers in or out of Level 3 during the period ended July 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
TBA	To Be Announced

Transamerica Funds	Page 5

Transamerica Sustainable Bond

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

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Transamerica Sustainable Bond

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2021

(unaudited)

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

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